Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD FIXED INCOME SECURITIES FUNDS
Prospectus Date	rr_ProspectusDate	Sep. 26, 2017
Document Creation Date	dei_DocumentCreationDate	Feb. 01, 2018